PNC ADVANTAGE FUNDS
Supplement dated March 12, 2010 to the Statement of Additional Information
dated October 1, 2009, as amended February 8, 2010
This Supplement provides new and additional information beyond that contained in the Statement of
Additional Information and should be read in conjunction with the Statement of Additional Information.
Election of New Officer of PNC Advantage Funds
Effective February 18, 2010, John F. Durkott has resigned as President and Chief Executive Officer of PNC Advantage Funds. Kevin A. McCreadie, President and Chief Executive Officer, PNC Capital Advisors, LLC has been elected to serve as President of PNC Advantage Funds. Mr. Durkott’s biographical information on page 22 of the Statement of Additional Information should be deleted. The chart on pages 20 through 24 is restated in the entirety as follows:

				Number of
	Position(s)			Portfolios
	Held with			in Fund
	PNC	Length of		Complex[3]
Name, Address[1],	Advantage	Time Served	Principal Occupation(s)	Overseen	Other Directorships
Date of Birth and Age	Funds	in Position[2]	During Past 5 Years	by Trustee	Held by Trustee[4]
INDEPENDENT TRUSTEES
John R. Murphy Date of Birth: 1/7/34 Age: 76	Co-Chairman of the Board and Trustee	Co-Chairman and Trustee since February 2010	Vice Chairman, National Geographic Society, March 1998 to present.	36	Director, Omnicom Group, Inc. (media and marketing); Director, Sirsi Dynix (technology)

Robert D. Neary Date of Birth: 9/30/33 Age: 76	Co-Chairman of the Board and Trustee	Co-Chairman since February 2010; Chairman from November 1996 to February 2010; Trustee since February 1996	Retired; Co-Chairman of Ernst & Young LLP (an accounting firm), 1984 – 1993.	36	Director, Commercial Metals Company

Dorothy A. Berry Date of Birth: 9/12/43 Age: 66	Trustee	Since April 2006	President, Talon Industries, Inc. (administrative, management and business consulting), since 1986.	36	Chairman and Director, Professionally Managed Portfolios

Kelley J. Brennan Date of Birth: 7/7/42 Age: 67	Trustee and Chairman of the Audit Committee	Trustee since April 2006; Chairman of the Audit Committee since August 2007	Retired; Partner, PricewaterhouseCoopers LLP (an accounting firm), 1981 – 2002.	36	None

				Number of
	Position(s)			Portfolios
	Held with			in Fund
	PNC	Length of		Complex[3]
Name, Address[1],	Advantage	Time Served	Principal Occupation(s)	Overseen	Other Directorships
Date of Birth and Age	Funds	in Position[2]	During Past 5 Years	by Trustee	Held by Trustee[4]
Richard W. Furst Date of Birth: 9/13/38 Age: 71	Trustee	Since August 1998	Dean Emeritus and Garvice D. Kincaid Professor of Finance (Emeritus), since 2003, Garvice D. Kincaid Professor of Finance, 2000 – 2003, Dean and Professor of Finance, 1981 – 2003, Gatton College of Business and Economics, University of Kentucky.	36	Director, Central Bank & Trust Co.; Director, Central Bancshares

Dale C. LaPorte Date of Birth: 1/04/42 Age: 67	Trustee and Chairman of the Legal Compliance Committee	Trustee since April 2005; Chairman of the Legal Compliance Committee since May 2009	Retired; Senior Vice President and General Counsel, Invacare Corporation (manufacturer of healthcare products), December 2005-2008; Partner, 1974-2005 and Chairman of Executive Committee, 2000 - 2004, of Calfee, Halter & Griswold LLP (law firm).	36	Director, Invacare Corporation

L. White Matthews, III Date of Birth: 10/5/45 Age: 64	Trustee	Since February 2010	Retired since 2001; Chairman and Director, Ceridian Corporation, 2003 to 2007; Director and Chairman of the Board of Constar International Inc., 2009 to present.	36	Director, Matrixx Initiatives, Inc. (pharmaceuticals); Director, Imation Corp. (data storage products)

Edward D. Miller, Jr. Date of Birth: 2/1/43 Age: 67	Trustee	Since February 2010	Dean and Chief Executive Officer, Johns Hopkins Medicine, January 1997 to present.	36	None

OFFICERS
Kathleen T. Barr[5] 200 Public Square, 5th Floor Cleveland, OH 44114 Date of Birth: 5/2/55 Age: 54	Senior Vice President, Chief Administrative Officer and Chief Compliance Officer	Since February 2003	Senior Vice President, National City Bank, June 1999 – September 2009; Managing Director, PNC Capital Advisors, LLC (formerly Allegiant Asset Management Company), since May 1996.	N/A	N/A

Number of
	Position(s)			Portfolios
	Held with			in Fund
	PNC	Length of		Complex[3]
Name, Address[1],	Advantage	Time Served	Principal Occupation(s)	Overseen	Other Directorships
Date of Birth and Age	Funds	in Position[2]	During Past 5 Years	by Trustee	Held by Trustee[4]
Kevin A. McCreadie[6] Two Hopkins Plaza, 4th Floor Baltimore, MD 21201 Date of Birth: 8/14/60 Age: 49	President	Since February 2010	President and Chief Executive Officer, PNC Capital Advisors, LLC (formerly PNC Capital Advisors, Inc.) since March 2004; Chief Investment Officer of PNC Capital Advisors, LLC since 2002; Chief Investment Officer of PNC Asset Management Group since 2007; Executive Vice President of PNC Bank, N.A. since 2007; Partner of Brown Investment Advisory & Trust Company, 1999-2002.	N/A	N/A

John Kernan[7] 200 Public Square, 5th Floor Cleveland, OH 44114 Date of Birth: 9/17/65 Age: 44	Treasurer (formerly Assistant Treasurer)	Treasurer since May 2008; Assistant Treasurer from February 2005 to May 2008	Senior Vice President, National City Bank, June 2004 — September 2009; Senior Vice President and Director, PNC Capital Advisors, LLC (formerly Allegiant Asset Management Company), since July 2004; Senior Director of Fund Administration, State Street Bank and Trust Company, 1998 — 2004.	N/A	N/A

Patrick Glazar [7] 103 Bellevue Parkway Wilmington, DE 19809 Date of Birth: 7/8/67 Age: 42	Assistant Treasurer (formerly Treasurer)	Assistant Treasurer since May 2008; Treasurer from February 2006 to May 2008	Vice President and Senior Director, Accounting and Administration, PNC Global Investment Servicing (formerly PFPC Inc.), since September 2002.	N/A	N/A

Audrey C. Talley[7] One Logan Square Ste. 2000 Philadelphia, PA 19103- 6996 Date of Birth: 11/20/53 Age: 55	Secretary	Since February 2005	Partner, Drinker Biddle & Reath LLP (law firm).	N/A	N/A

Number of
	Position(s)			Portfolios
	Held with			in Fund
	PNC	Length of		Complex[3]
Name, Address[1],	Advantage	Time Served	Principal Occupation(s)	Overseen	Other Directorships
Date of Birth and Age	Funds	in Position[2]	During Past 5 Years	by Trustee	Held by Trustee[4]
David C. Lebisky[7] 760 Moore Road King of Prussia, PA 19406 Date of Birth: 5/19/72 Age: 37	Assistant Secretary	Since February 2007	Vice President and Senior Director, Regulatory Administration, PNC Global Investment Servicing (formerly PFPC Inc.), since January 2007; Vice President and Director, PFPC Inc., 2002 – 2007.	N/A	N/A

[1]	Each Trustee can be contacted by writing to PNC Advantage Funds, c/o PNC Capital Advisors, LLC, Two Hopkins Plaza, 4th Floor, Baltimore, MD 21201, Attention: Savonne Ferguson.

[2]	Each Trustee holds office until the next meeting of shareholders at which Trustees are elected following his or her election or appointment and until his or her successor has been elected and qualified.

[3]	The “Fund Complex” is comprised of eleven registered investment companies for which the Adviser or any of its affiliates serves as investment adviser. The number of portfolios overseen by the Trustees includes the PNC Alternative Investment Funds (three portfolios), PNC Funds (thirty portfolios) and PNC Advantage Funds (three portfolios).

[4]	Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., “public companies”), or other investment companies registered under the 1940 Act. In addition to PNC Advantage Funds, each Trustee serves as a Trustee of PNC Funds and a Director of the PNC Alternative Investment Funds complex. Messrs. Murphy and Neary also serve as Co-Chairmen of PNC Funds and the PNC Alternative Investment Fund complex.

[5]	Ms. Barr also serves as Senior Vice President, Chief Administrative Officer and Chief Compliance Officer of PNC Funds. She previously served as Chief Legal Officer from January 5, 2009 until May 14, 2009 and Assistant Treasurer and Chief Compliance Officer of PNC Advantage Funds and PNC Funds from August 2002 until February 2003.

[6]	Mr. McCreadie also serves as President of PNC Funds and PNC Alternative Investment Funds.

[7]	Ms. Talley, Mr. Glazar, Mr. Kernan and Mr. Lebisky also serve as Officers of PNC Funds in their same capacities. Ms. Talley is a partner of the law firm Drinker Biddle & Reath LLP, which serves as counsel to PNC Advantage Funds.

Board Compensation
At a meeting held on February 18, 2010, the Board of Trustees of PNC Advantage Funds voted to change the compensation structure for the Trustees effective February 18, 2010. As a result, the following replaces the first paragraph under the heading “Board Compensation” in the section “TRUSTEES AND OFFICERS” found on page 27 of the Statement of Additional Information:
     Effective February 18, 2010, each Trustee receives an annual fee of $45,000 plus $3,000 for each Board meeting attended in person, and such amount, up to a maximum of $2,000 and $3,000, as may be determined by the Board for each telephonic and special in-person Board meeting attended, respectively. In addition, each Trustee is reimbursed for all out-of-pocket expenses incurred as a Trustee. Prior to February 18, 2010, each Trustee received an annual fee of $45,000, plus either $4,500 for each combined Board meeting attended in person, or such amount as may be determined for each Board meeting attended telephonically, and reimbursement of out-of-pocket expenses. Prior to January 1, 2008, each Trustee received an annual fee of $40,000 plus $4,000 for each combined Board meeting attended in person. The Co-Chairmen of the Board receive an additional fee of $16,000 per year and the Chairman of the Audit Committee receives an additional fee of $4,000 per year for their services in these capacities.
Please contact PNC Advantage Funds at 1-800-364-4890 for more information.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SP-SAI2-0310